BALANCE SHEET	Dec. 31, 2025 USD ($)
Current Assets:
Cash	$ 560,813
Prepaid expenses - current	82,032
Due from related party	15,410
Total Current Assets	658,255
Non-current Assets:
Cash and marketable securities held in Trust Account	205,642,100
Prepaid expenses – non-current	33,699
Total Non-current Assets	205,675,799
TOTAL ASSETS	206,334,054
Current Liabilities:
Accounts payable	107,053
Accrued expenses	962,012
Administrative services fee payable – related party	5,000
Total Current Liabilities	1,074,065
Non-current Liabilities:
Deferred underwriter fee liability	7,043,750
Total Non-current Liabilities	7,043,750
TOTAL LIABILITIES	8,117,815
Commitments and Contingencies (Note 7)	0
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	205,642,100
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding	0
Additional paid-in capital	0
Accumulated deficit	(7,426,645)
Total Shareholders’ Deficit	(7,425,861)
TOTAL LIABILITIES, ORDINARY SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	206,334,054
Class A Ordinary Shares Subject to Possible Redemption
Non-current Liabilities:
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	205,642,100
Class A Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	77
Class B Ordinary Shares
Shareholders’ Deficit
Common stock, value, issued	$ 707